SCHEDULE OF RESTRICTED SHARES (Details) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, March 31, 2025	685,373	24,075	18,519
Issued	685,373
Cancelled		(5,926)
Converted		(101,852)
Balance, June 30, 2025	718,706	685,373	24,075
Exercisable, June 30, 2025	20,097	7,639
November 15, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued			5,556
April 15, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued		1,852
June Twenty Two Thousand Twenty Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued		37,037
July 3, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued		359,817
September 13, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued		74,074
December 23, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued		296,296
May 26, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued	33,333